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                  NORTHSTAR INVESTMENT MANAGEMENT CORPORATION
                               TWO PICKWICK PLAZA
                          GREENWICH, CONNECTICUT 06830
                                 (203) 863-6216

March 5, 1998

Via EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Northstar Strategic Income Fund, File Nos. 33-76574 and 811-08414
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Northstar Strategic Income Fund (the "Fund") do not differ from that contained in Post-Effective Amendment No. 15 (the "Amendment") to the Fund's Registration Statement on Form N1-A. This Amendment was filed electronically on February 27, 1998.

Should you have any questions regarding this filing, please phone the undersigned at (203)863-6216.

Sincerely,

STEPHANIE L. BECKNER
Stephanie L. Beckner
Secretary